Fair Value Measurement	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurement
Note 9. Fair Value Measurements
The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	June 30, 2026			December 31, 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(U.S. $ in thousands)			(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$238	$—	$—	$15	$—
Foreign exchange forward contracts designated as hedging instruments	—	2,226	—	—	454	—
Convertible notes	—	—	26,380	—	—	15,400
Marketable securities	348	—	—	289	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(308)	—	—	(175)	—
Foreign exchange forward contracts designated as hedging instruments	—	(36)	—	—	(235)	—
Contingent consideration*	—	—	(5,843)	—	—	(12,513)
	$348	$2,120	$20,537	$289	$59	$2,887
*Includes $0.5 million and $7.2 million under accrued expenses and other current liabilities in the Company's consolidated balance sheets as of June 30, 2026 and December 31, 2025, respectively.
The Company's foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).
Contingent consideration represents liabilities recorded at fair value in connection with acquisitions, and thus represents a Level 3 measurement within the fair value hierarchy (refer to Note 3).
Other financial instruments consist mainly of cash and cash equivalents, short-term deposits, current and non-current receivables, accounts payable and other current liabilities. The fair value of these financial instruments approximates their carrying values.